Guarantor Financial Information (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 412,987	$ 85,075	$ 33,672
Cash flows from investing activities:
Capital expenditures for property and equipment	(1,246,274)	(970,274)	(465,387)
Investment in subsidiaries	0
Acquisition of Greene County assets	19,054	(329,469)	0
Acquisition of Marcellus joint venture, net of cash acquired	0	(82,766)	0
Acquisition of Momentum assets	0	(111,847)	0
Proceeds from sale of interest in gas properties	10,201	12,891	6,792
Net cash used in investing activities	(1,217,019)	(1,481,465)	(458,595)
Cash flows from financing activities:
Proceeds from borrowings	913,932	1,090,000	435,500
Repayments of debt obligations	(358,619)	(689,873)	(160,760)
Distributions to the Partnership’s public unitholders	(17,017)	0	0
Restricted cash for convertible debt	0	8,268	(8,268)
Debt issuance costs	(10,266)	(24,543)	(12,194)
Proceeds from conversion of warrants	0	1,975	0
Proceeds from issuance of common stock sold in our IPO, net of offering costs	(129)	597,088	0
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs	0	196,254	0
Proceeds from issuance of common units sold by RMP, net of offering costs	171,902	441,739	0
Contributions from parent, net	0	0
Common stock issuance	0	0	195,977
Repurchase of common stock	0	0	(2,267)
Net cash provided by financing activities	699,803	1,620,908	447,988
Net (decrease) increase in cash	(104,229)	224,518	23,065
Cash at the beginning of the year	256,130	31,612	8,547
Cash at the end of the year	151,901	256,130	31,612
Reportable Legal Entities | Parent
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(59,213)	16,139	0
Cash flows from investing activities:
Capital expenditures for property and equipment	(9,775)	(8,588)	0
Investment in subsidiaries	(421,063)
Acquisition of Greene County assets	0	0
Acquisition of Marcellus joint venture, net of cash acquired		0
Acquisition of Momentum assets		0
Proceeds from sale of interest in gas properties	0	0	0
Net cash used in investing activities	(430,838)	(8,588)	0
Cash flows from financing activities:
Proceeds from borrowings	411,932	900,000	0
Repayments of debt obligations	(15,922)	0	0
Distributions to the Partnership’s public unitholders	0
Restricted cash for convertible debt		0	0
Debt issuance costs	(9,320)	(19,522)	0
Proceeds from conversion of warrants		1,975
Proceeds from issuance of common stock sold in our IPO, net of offering costs	0	597,088
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs		196,254
Proceeds from issuance of common units sold by RMP, net of offering costs	0	0
Contributions from parent, net	0	(1,501,511)
Common stock issuance			0
Repurchase of common stock			0
Net cash provided by financing activities	386,690	174,284	0
Net (decrease) increase in cash	(103,361)	181,835	0
Cash at the beginning of the year	181,835	0	0
Cash at the end of the year	78,474	181,835	0
Reportable Legal Entities | Guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	413,989	96,147	34,428
Cash flows from investing activities:
Capital expenditures for property and equipment	(859,359)	(684,541)	(406,179)
Investment in subsidiaries	11,614
Acquisition of Greene County assets	19,054	(329,469)
Acquisition of Marcellus joint venture, net of cash acquired		(27,766)
Acquisition of Momentum assets		(400)
Proceeds from sale of interest in gas properties	10,201	12,891	6,792
Net cash used in investing activities	(818,490)	(1,029,285)	(399,387)
Cash flows from financing activities:
Proceeds from borrowings	0	190,000	435,500
Repayments of debt obligations	(697)	(689,873)	(160,760)
Distributions to the Partnership’s public unitholders	0
Restricted cash for convertible debt		8,268	(8,268)
Debt issuance costs	0	0	(12,194)
Proceeds from conversion of warrants		0
Proceeds from issuance of common stock sold in our IPO, net of offering costs	0	0
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs		0
Proceeds from issuance of common units sold by RMP, net of offering costs	0	0
Contributions from parent, net	421,064	1,435,269
Common stock issuance			135,815
Repurchase of common stock			(2,267)
Net cash provided by financing activities	420,367	943,664	387,826
Net (decrease) increase in cash	15,866	10,526	22,867
Cash at the beginning of the year	41,934	31,408	8,541
Cash at the end of the year	57,800	41,934	31,408
Reportable Legal Entities | Non-Guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	85,547	(27,211)	(756)
Cash flows from investing activities:
Capital expenditures for property and equipment	(404,476)	(277,145)	(59,208)
Investment in subsidiaries	0
Acquisition of Greene County assets	0	0
Acquisition of Marcellus joint venture, net of cash acquired		(55,000)
Acquisition of Momentum assets		(111,447)
Proceeds from sale of interest in gas properties	0	0	0
Net cash used in investing activities	(404,476)	(443,592)	(59,208)
Cash flows from financing activities:
Proceeds from borrowings	502,000	0	0
Repayments of debt obligations	(342,000)	0	0
Distributions to the Partnership’s public unitholders	(17,017)
Restricted cash for convertible debt		0	0
Debt issuance costs	(946)	(5,021)	0
Proceeds from conversion of warrants		0
Proceeds from issuance of common stock sold in our IPO, net of offering costs	(129)	0
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs		0
Proceeds from issuance of common units sold by RMP, net of offering costs	171,902	441,739
Contributions from parent, net	(11,615)	66,242
Common stock issuance			60,162
Repurchase of common stock			0
Net cash provided by financing activities	302,195	502,960	60,162
Net (decrease) increase in cash	(16,734)	32,157	198
Cash at the beginning of the year	32,361	204	6
Cash at the end of the year	15,627	32,361	204
Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(27,336)	0	0
Cash flows from investing activities:
Capital expenditures for property and equipment	27,336	0	0
Investment in subsidiaries	409,449
Acquisition of Greene County assets	0	0
Acquisition of Marcellus joint venture, net of cash acquired		0
Acquisition of Momentum assets		0
Proceeds from sale of interest in gas properties	0	0	0
Net cash used in investing activities	436,785	0	0
Cash flows from financing activities:
Proceeds from borrowings	0	0	0
Repayments of debt obligations	0	0	0
Distributions to the Partnership’s public unitholders	0
Restricted cash for convertible debt		0	0
Debt issuance costs	0	0	0
Proceeds from conversion of warrants		0
Proceeds from issuance of common stock sold in our IPO, net of offering costs	0	0
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs		0
Proceeds from issuance of common units sold by RMP, net of offering costs	0	0
Contributions from parent, net	(409,449)	0
Common stock issuance			0
Repurchase of common stock			0
Net cash provided by financing activities	(409,449)	0	0
Net (decrease) increase in cash	0	0	0
Cash at the beginning of the year	0	0	0
Cash at the end of the year	$ 0	$ 0	$ 0